Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate for Continuing Operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Statutory income tax rate	7.80%	[1]	35.00%	[1]	35.00%	[1]
SWITZERLAND
Income Taxes [Line Items]
Statutory income tax rate	7.83%
United States
Income Taxes [Line Items]
Statutory income tax rate			35.00%		35.00%

[1]	As a result of the Merger, the statutory rate for 2012 reflects the Swiss statutory rate of 7.83 percent. For 2011 and 2010, the statutory rate reflects the U.S. statutory rate of 35 percent.